Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Share-Based Compensation Expense
	Year ended December 31,
	2021	2020
Engineering services	$2,036	$211
General and administrative costs	1,700	72
BlueWalker 3 satellite - construction in progress	38	7
Total	$3,774	$290

Schedule of Stock Options Activities

The following table summarizes the Company’s option activity for the year ended December 31, 2021:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	11,822,100	$0.20	2.04	$68,407,495
Granted	806,283	10.00	-
Exercised	(15,227)	0.06	-
Cancelled or forfeited	(253,834)	0.81	-
Outstanding at December 31, 2021	12,359,322	$0.83	1.39	$87,882,197
Options exercisable as of December 31, 2021	7,168,669	$0.39	1.31	$54,157,031
Vested and expected to vest at December 31, 2021	12,359,322	$0.83	1.39	$87,882,197

Schedule of Unvested Option Activity

The following table summarizes the Company’s unvested option activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	6,526,496	$0.16
Granted	806,283	4.15
Vested	(1,929,351)	0.52
Forfeited	(214,438)	0.44
Unvested at December 31, 2021	5,188,990	$0.64

Schedule of Option Award Estimated Using a Black-Scholes Option-pricing Model Assumptions

The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model, with the assumptions used for the year ended December 31, 2021, presented on a weighted average basis:

Year ended December 31, 2021
Exercise price	$10.00
Fair market value	$4.15
Expected dividend yield	0.0%
Expected term (in years)	6.3
Expected volatility	42.24%
Weighted-average risk-free rate	0.55%

Schedule of Unvested Restricted Stock Units Activity

The following table summarizes the Company’s unvested restricted stock unit activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	-	$-
Granted	1,889,051	10.12
Forfeited	(203,020)	10.00
Unvested at December 31, 2021	1,686,031	$10.14

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Unvested Option Activity

The following table summarizes the Company’s unvested option activity for the year ended December 31, 2021:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2020	-	$-
Granted	1,901,515	4.40
Vested	(85,771)	4.25
Forfeited	(12,400)	4.16
Unvested at December 31, 2021	1,803,344	$4.41

Schedule of Option Award Estimated Using a Black-Scholes Option-pricing Model Assumptions

The fair value of each stock option is estimated on the date of grant using a Black-Scholes option-pricing model, with the assumptions used for the year ended December 31, 2021, presented on a weighted average basis:

Year ended December 31, 2021
Exercise price	$10.35
Fair market value	$4.40
Expected dividend yield	0.0%
Expected term (in years)	6.1
Expected volatility	42.38%
Weighted-average risk-free rate	1.11%

Schedule of Stock Options Activities

The following table summarizes the Company’s option activity under the 2020 Plan for the year ended December 31, 2021:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	-	$-	-	$-
Granted	1,901,515	10.35
Exercised	-	-
Cancelled or forfeited	(12,400)	10.00
Outstanding at December 31, 2021	1,889,115	$10.35	3.36	$(4,549,597)
Options exercisable as of December 31, 2021	85,771	$10.00	2.75	$(176,680)
Vested and expected to vest at December 31, 2021	1,889,115	$10.35	3.36	$(4,549,597)